UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from July 1, 2026 to July 31, 2026
Commission File Number of issuing entity: 333-283567
Central Index Key Number of issuing entity: 0001159408
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-283567-02
Central Index Key Number of depositor: 0000872471
Ford Credit Floorplan Corporation
(Exact name of depositor as specified on its charter)
And
Commission File Number of depositor: 333-283567-01
Central Index Key Number of depositor: 0001061198
Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of Sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 1011 Centre Road, Suite 203 Wilmington, Delaware (Address of principal executive offices)	19805 (zip code)
(800) 934-6802
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Series 2018-4 Class A, B, C, D Asset Backed Notes			X
Series 2025-1 Class A, B, C, D Asset Backed Notes			X
Series 2025-2 Class A, B, C, D Asset Backed Notes			X
Series 2026-1 Class A, B, C, D Asset Backed Notes			X
Series 2026-2 Class A, B, C, D Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

    Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 10. Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report
Exhibit 99.2	Ford Credit Floorplan Master Owner Trust A Quarterly Data

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
None

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer
Date: August 25, 2026

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